TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY	12 Months Ended
Dec. 31, 2019
TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY
TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY

NOTE 25 - TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS — LIABILITY

25.1 - Taxes to be collected

	12/31/2019	12/31/2018
Current liabilities:
PASEP/ COFINS	755,102	778,966
IRRF/ CSRF	316,801	274,499
ICMS	252,972	62,431
INSS/ FGTS	112,937	77,996
PAES/ REFIS	23,191	22,566
ISS	14,549	12,424
Others	100,106	48,169
Total	1,575,658	1,277,051

Non-current liabilities:
PAES/ REFIS	190,365	207,673
PASEP/ COFINS	42,100	14,283
Others	7,494	26,626
Total	239,959	248,582

25.2 - Income tax and social contribution

	12/31/2019	12/31/2018
Current liabilities:
Current income tax	1,693,623	2,031,674
Current social contribution	839,109	921,398
	2,532,732	2,953,072
Non-current liabilities:
Deferred IRPJ/ CSLL	3,978,754	8,315,386

25.3 - Reconciliation of income tax and social contribution expenses

	12/31/2019		12/31/2018		12/31/2017
	Corporate	Social	Corporate	Social	Corporate	Social
	Income Taxe	Contribution	Income Taxe	Contribution	Income Taxe	Contribution
Earnings before Corporate Income Taxe and Social Contribution	6,368,606	3,638,606	15,930,518	15,930,518	2,957,864	2,957,864
Total Corporate Income Taxe and Social Contribution calculated at a rate of 25% and 9%, respectively	(1,592,151)	(573,175)	(3,982,630)	(1,433,747)	(739,466)	(266,208)
Effects of additions and exclusions:
Indemnity – RBSE	248,015	89,285	311,388	112,100	—	—
Revenue from dividend	353,564	127,283	16,073	5,786	10,012	3,604
Equity method investments	285,183	102,666	346,213	124,637	673,043	242,295
Exchange variation	188,381	67,817	(201,679)	(72,605)	—	—
Tax loss offset/Negative base	238,285	79,784	405,337	179,447	359,767	131,429
Establishment of tax credits	2,457,113	322,783	433,571	156,086	—	—
Operating provisions	(302,179)	136,349	1,727,581	621,930	—	—
Unrecognized/written off deferred taxes (a)	(1,011,667)	(364,200)	(1,117,987)	(402,962)	(1,714,988)	(617,395)
Tax incentives (b)	658,136	3,588	435,279	-	412,143	—
Grants	(10,628)	(3,826)	(2,123)	(764)	(24,725)	(8,901)
Other additions and exclusions	(327,784)	(82,359)	(69,480)	(75,166)	89,622	(60,866)
Total Corporate Income Taxe and Social Contribution expenses	1,184,267	(94,005)	(1,698,458)	(785,259)	(934,592)	(576,042)
Effective rate	18.60%	1.48%	10.66%	4.93%	31.60%	19.47%

In 2018, the subsidiaries Furnas and Chesf fully consumed the accumulated income and social contribution losses, benefiting from the derived tax credits and reducing the income and social contribution taxes calculated for that year. For the year of 2019, there was also the deferred tax impacts recognized due to the prospects of future taxable income (see note 10.3).

(a)	Unrecognized/written off deferred taxes

It is composed of temporary differences between the accounting result, taxable result, tax loss and negative basis of CSLL calculated in the year, whose tax benefits were not recognized due to the absence of history of taxable profit and/or projection of future tax results.

(b)	Tax Incentives

Provisional Measure No. 2,199-14, dated 08/24/2001, as amended by Law No. 11,196, dated 11/21/2005, allows companies located in the regions where Sudene operates that have projects in the infrastructure sector, considered by the Executive Power one of the priority sectors for regional development, to reduce the amount of income tax due for investment in installation, expansion, modernization or diversification projects.

Chesf holds the right to a 75% reduction in Income Tax and non-refundable additional items, calculated based on operating profit. For the transmission contracts number 008/2005 and 007/2005, the right to the reduction incentive was granted for the years 2011 to 2020, and for contract number 010/2007, it was granted for the years 2014 to 2023.

For concession contracts 006/2009, 20/2010, 007/2010, 012/2007, 007/2005, 019/2012, 017/2009, 014/2010, 010/2011, 019/2010, 005/2008, 018/2012 and 021/2010 and of the Xingó, Luiz Gonzaga, Funil, Paulo Afonso Compound, and Pedra Power Plants, the constitutive reports issued by SUDENE for the enjoyment of the benefit in the years 2018 to 2027 were obtained. However, the Company is awaiting the position of the Federal Revenue of Brazil - RFB to ratify the enjoyment of the tax benefit, that if within 120 days of the filing date of the request at the RFB, there is no positioning, Chesf will automatically be able to enjoy the benefit as provided for in Article 60 of IN RFB No. 267/2002.

For tax incentive contracts, the 25% income tax rate is reduced by 75%, calculated on the profit from the operation of the incentive projects.

The tax incentive to reduce Income Tax and non-refundable Additional Items is recorded in the income statement as income tax reduction, in compliance with Technical Standard IAS 20. The portion of the profit arising from these tax incentives is allocated to the Profit Reserve called Tax Incentive Reserve, in accordance with Article 195-A of Law No. 6,404/1976, which can only be used for share capital increase or loss absorption.

Regarding the subsidiary Eletronorte, SUDENE and SUDAM, through constitutive reports, recognized the right of this subsidiary to a 75% reduction in income tax and non-refundable additional, calculated on the profit of the exploration in the activities of generation and transmission of electricity for the following projects and periods listed below:

•	Tucuruí hydroelectric plant, period from 2012 to 2021, Report 170/2014;
•	Samuel hydroelectric plant, period from 2014 to 2023, Report 170/2014;
•	Coaracy Nunes hydroelectric plant, period from 2015 to 2024, Report 009/2015;
•	Curuá-Una hydroelectric plant, period from 2015 to 2024, Report 126/2015;
•	Transmission in the State of Mato Grosso, from 2016 to 2025, Report 012/2016;
•	Transmission in the State of Tocantins, period from 2016 to 2025, Report 001/2016;
•	Transmission in the State of Boa Vista, period from 2016 to 2025, Report 060/2016;
•	Transmission in the State of Acre, period from 2017 to 2026, Report 019/2017;
•	Transmission in the State of Maranhão, period from 2017 to 2026, Report 063/2017;
•	Transmission in the State of Rondônia, period from 2017 to 2026, Report 050/2017; and
•	Transmission in the State of Pará, period from 2017 to 2026, Report 072/2017.

The calculated tax incentive to reduce Income Tax and, non-refundable additional incentives, are recorded in the period statement as income tax reduction, in compliance with Technical Pronouncement IAS 20. The portion of the profit resulting from these tax incentives is subject to allocation to the Profit Reserve, called the Tax Incentive Reserve, in accordance with Article 195-A of Law No. 6,404/76, which can only be used to increase share capital or loss absorption.

Therefore, in 2019, Chesf recognized, according to the reports issued by SUDENE, the right to use the tax incentive to reduce the 75% income tax in the amount of R$ 300,418. The subsidiary Eletronorte, in 2019, took advantage of the income tax incentive, totaling R$ 342,580.